Deposits	12 Months Ended
Dec. 31, 2011
Deposits
Deposits
9. Deposits

The following table details the maturity distribution of time deposits as of December 31, 2011 and 2010:

(In thousands)	3 months or less	More than 3 months through 6 months	More than 6 months through 12 months	More than 12 months	Total
At December 31, 2011
$100,000 or more	$16,977	$9,770	$10,033	$19,837	$56,617
Less than $100,000	16,236	20,637	19,157	46,779	102,809
At December 31, 2010
$100,000 or more	$19,248	$6,227	$12,903	$22,736	$61,114
Less than $100,000	23,235	12,586	30,049	53,608	119,478

The following table presents the expected maturities of time deposits over the next five years:

(In thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Balance Maturing	$92,810	$35,634	$8,482	$4,480	$17,738	$282	$159,426